Stockholders' Deficit - Schedule of Shares of Common Stock are Reserved for Future Issuance (Details) - shares	Dec. 31, 2024	Sep. 30, 2024
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance	5,934,289	6,501,895
Stock options issued and outstanding [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance		4,823
Stock purchase warrants [Member]
Schedule of Shares of Common Stock are Reserved for Future Issuance [Line Items]
Common stock reserved for future issuance		6,497,072